Long-term bank loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term bank loans		$ 373,197,461	$ 337,225,037
Less: current portion of long term bank loans		(288,599,188)	(284,928,910)
Total long-term bank loans		$ 84,598,273	52,296,127
Percentage of Equity Directly Attributable to the Group		90.00%
Restricted cash		$ 281,584,715	$ 368,874,458
Loans payable, weighted average interest rate		7.34%	7.43%
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Real estate properties under development securing long term loans		$ 79,964,374	$ 35,766,700
Land use right securing long-term bank loan		603,887,377	507,962,175
Restricted cash		$ 24,535,462	24,513,809
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Henan Wanzhuo") [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		95.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		161.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 14,721,277	14,708,286
Loan from ICBC [Member] | Loan from ICBC, Due July 20, 2016 at 6.04% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 14,721,277	14,708,286
Maturity date		Jul. 20, 2016
Stated rate		6.04%
Loan from Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 11,449,882	35,953,588
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due May 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	3,268,508
Maturity date		May 30, 2015
Stated rate		6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due June 30, 2015, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	8,171,270
Maturity date		Jun. 30, 2015
Stated rate		6.77%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due April 18, 2015, at 6.46% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	8,171,270
Maturity date		Apr. 18, 2015
Stated rate		6.46%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due November 18, 2015, at 6.46% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	1,634,254
Maturity date		Nov. 18, 2015
Stated rate		6.46%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due March 18, 2016 at 6.04% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 4,907,092	8,171,270
Maturity date		Mar. 18, 2016
Stated rate		6.04%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China Due May 18, 2016 at 5.78% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 6,542,790	6,537,016
Maturity date		May 18, 2016
Stated rate		5.78%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 57,085,842	29,106,063
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due June 20, 2015, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 0	1,323,746
Maturity date		Jun. 20, 2015
Stated rate		7.07%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due May 29, 2016, at 8.00% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 8,014,918	11,439,778
Maturity date		May 29, 2016
Stated rate		8.00%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank due December 23, 2017, at 8.4% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 16,356,975	16,342,539
Maturity date		Dec. 23, 2017
Stated rate		8.40%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due February 17, 2018, at 8.4% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 32,713,949	0
Maturity date		Feb. 17, 2018
Stated rate		8.40%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 32,713,949	57,198,888
Loan from Bank of China [Member] | Loan from Bank of China, Due December 30, 2015, at 8.45% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 32,713,949	32,685,079
Maturity date		Dec. 30, 2015
Stated rate		8.45%
Loan from Bank of China [Member] | Loan from Bank of China due January 8, 2016 at 8.45% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 0	24,513,809
Maturity date		Jan. 08, 2016
Stated rate		8.45%
Loan From China Construction Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 113,743,130	113,642,752
Loan From China Construction Bank [Member] | Loan from China Construction Bank due January 23, 2017, at 5.7% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 113,743,130	113,642,752
Maturity date		Jan. 23, 2017
Stated rate		5.70%
Loan from Bank of Shanghai [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 53,978,016	86,615,460
Loan from Bank of Shanghai [Member] | Loan from Bank of Shanghai due April 30, 2017, at 9.10% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 53,978,016	86,615,460
Maturity date		Apr. 30, 2017
Stated rate		9.10%
Loan from Ping An Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 32,713,949	0
Loan from Ping An Bank [Member] | Loan from Ping An Bank, Due March 20, 2018, at 9.25% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 32,713,949	0
Maturity date		Mar. 20, 2018
Stated rate		9.25%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 56,791,416	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due April 27, 2018, at 6.83% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 56,791,416	$ 0
Maturity date		Apr. 27, 2018
Stated rate		6.83%

[1]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2015.
[2]	Pursuant to the loan contracts, the long-term loans amounting to US$32,713,949 (December 31, 2014: US$57,198,888) are secured by the 100% equity interests in Henan Wanzhuo.